Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2017 and 2016 are as follows:

	Balance as of December 31, 2017		Balance as of December 31, 2016
	Assets	Liabilities	Assets	Liabilities
Derivatives - cash flow hedge	8,230	329,731	3,822	349,266

Maturities of notional and fair value amounts of interest rate derivatives designated as cash flow hedges
The table below shows a breakdown of the maturities of notional amounts of derivatives designated as cash flow hedges as of December 31, 2017 and 2016.

Notionals	Balance as of December 31, 2017		Balance as of December 31, 2016
	Cap	Swap	Cap	Swap
Up to 1 year	42,324	139,939	24,261	75,837
Between 1 and 2 years	45,422	94,285	25,934	199,832
Between 2 and 3 years	48,215	103,536	27,880	83,897
Subsequent years	620,378	1,893,850	400,239	1,500,789
Total	$756,339	$2,231,611	$478,314	$1,860,355

The table below shows a breakdown of the maturity of the fair values of derivatives designated as cash flow hedges as of December 31, 2017 and 2016. The net position of the fair value of caps and swaps for each year end reconciles with the net position of derivative assets and derivative liabilities in the consolidated statement of financial position:

Fair value	Balance as of December 31, 2017		Balance as of December 31, 2016
	Cap	Swap	Cap	Swap
Up to 1 year	347	(13,224)	250	(12,383)
Between 1 and 2 years	978	(14,378)	262	(14,927)
Between 2 and 3 years	396	(15,923)	275	(13,957)
Subsequent years	6,509	(286,206)	3,035	(307,999)
Total	$8,230	(329,731)	$3,822	(349,266)